UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-00030                       John W. Bristol & Co., Inc.
     028-04139                       Eaton Vance Management
     028-02588                       Klingenstein Fields & Co. LLC
     028-03877                       Fiduciary Trust Co. Intl.
     028-05814                       Baldwin Brothers Inc.
     028-02635                       Gardner, Russo & Gardner
     028-04558                       Parametric Portfolio Associates
     028-05621                       Santa Barbara Asset Management
     028-05395                       Select Equity Group Inc.
     028-00154                       Ruane, Cunnif & Goldfarb Inc.
     ---------------------------     -----------------------------------


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $74,609
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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                                                    FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2      COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                --------------     --------  -------- --------  --- ----   ----------  --------  ----   ------  ----
ABBOTT LABS                    COM              002824100    2,591    46,975   SH           Sole       None   46,975
ALLIANCE ONE INTL INC          COM              018772103      362    60,000   SH           Sole       None   60,000
ALTRIA GROUP INC               COM              02209S103    2,911    40,000   SH           Sole       None   40,000
AMERICAN INTL GROUP INC        COM              026874107      261     6,028   SH           Sole       None    6,028
BANK OF AMERICA CORPORATION    COM              060505104      224     5,918   SH           Sole       None    5,918
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      510       114   SH           Sole       None      114
BP PLC                         SPONSORED ADR    055622104    2,317    38,196   SH           Sole       None   38,196
CAMPBELL SOUP CO               COM              134429109   12,603   371,212   SH           Sole       None  371,212
CHEVRON CORP NEW               COM              166764100      773     9,058   SH           Sole       None    9,058
COCA COLA CO                   COM              191216100    1,238    20,338   SH           Sole       None   20,338
COMCAST CORP NEW               CL A             20030N101      790    40,829   SH           Sole       None   40,829
CONOCOPHILLIPS                 COM              20825C104      213     2,791   SH           Sole       None    2,791
EXXON MOBIL CORP               COM              30231G102   14,294   168,999   SH           Sole       None  168,999
GENERAL ELECTRIC CO            COM              369604103    2,992    80,835   SH           Sole       None   80,835
HESS CORP                      COM              42809H107      265     3,000   SH           Sole       None    3,000
IMCLONE SYS INC                COM              45245W109      424    10,000   SH           Sole       None   10,000
J P MORGAN CHASE & CO          COM              46625H100      267     6,212   SH           Sole       None    6,212
KELLOGG CO                     COM              487836108    1,577    30,000   SH           Sole       None   30,000
KRAFT FOODS INC                CL A             50075N104      858    27,680   SH           Sole       None   27,680
MERRILL LYNCH & CO INC         COM              590188108    4,438   108,945   SH           Sole       None  108,945
METROPCS COMMUNICATIONS INC    COM              591708102   15,732   925,440   SH           Sole       None  925,440
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    1,795    26,023   SH           Sole       None   26,023
TARGACEPT INC                  COM              87611R306      157    21,400   SH           Sole       None   21,400
UNION PAC CORP                 COM              907818108      504     4,022   SH           Sole       None    4,022
UNIVERSAL CORP VA              COM              913456109    1,311    20,000   SH           Sole       None   20,000
WELLS FARGO & CO NEW           COM              949746101    5,203   178,794   SH           Sole       None  178,794


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